UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Jennison Sector Funds, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
Address of principal executive offices:	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 11/30/2007

Date of reporting period: 2/28/2007

Item 1.	Schedule of Investments

Jennison Financial Services Fund

Schedule of Investments

as of February 28, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.8%
COMMON STOCKS
Capital Markets 31.1%
21,400	Affiliated Managers Group, Inc.(a)(b)	$2,428,900
57,600	Bank of New York Co., Inc. (The)	2,339,712
150,000	Charles Schwab Corp. (The)	2,772,000
82,700	Credit Suisse Group ADR (Switzerland)(b)	5,726,975
126,900	E*Trade Financial Corp.(a)(b)	2,930,121
85,400	Eaton Vance Corp.	2,962,526
6,900	Goldman Sachs Group, Inc.	1,391,040
63,300	Merrill Lynch & Co., Inc.	5,296,944
69,500	Northern Trust Corp.	4,190,850
102,400	UBS AG	6,045,697

		36,084,765

Commercial Banks 6.2%
60,900	Bank of the Ozarks, Inc.	1,830,045
70,500	UCBH Holdings, Inc.	1,343,730
72,744	Wachovia Corp.(b)	4,027,835

		7,201,610

Commercial Services & Supplies 3.4%
38,400	Administaff, Inc.	1,362,816
24,800	Mobile Mini, Inc.(a)(b)	667,864
45,500	Paychex, Inc.	1,848,665

		3,879,345

Consumer Finance 5.2%
105,400	American Express Co.	5,994,098

Diversified Consumer Services 2.8%
149,800	H&R Block, Inc.(b)	3,262,644

Diversified Financial Services 17.1%
22,000	Deutsche Boerse AG (Germany)	4,416,537
102,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,050,206
68,200	IntercontinentalExchange, Inc.(a)(b)	10,287,970
106,000	KKR Private Equity Investors LLP	2,541,880
65,800	KKR Private Equity Investors LLP, 144A, RDU, Private Placement(a)(g)(h) (cost $1,642,755; purchased 5/3/06-5/5/06)	1,577,884

		19,874,477

Household Durables 0.5%
11,200	Lennar Corp. (Class A)	551,488

Insurance 12.7%
153,304	American International Group, Inc.	10,286,698
78,700	Axis Capital Holdings Ltd.	2,660,847
36,500	StanCorp Financial Group, Inc.	1,759,300

		14,706,845

IT Services 1.0%
40,100	Wright Express Corp.(a)(b)	1,142,048

Media 4.2%
75,600	McGraw-Hill Companies., Inc. (The)	4,884,516

Real Estate Investment Trusts 7.0%
162,900	Annaly Capital Management, Inc.	2,283,858
94,700	Northstar Realty Finance Corp.	1,436,599
80,700	Redwood Trust, Inc.(b)	4,357,800

		8,078,257

Thrifts & Mortgage Finance 4.6%
140,298	Countrywide Financial Corp.(b)	5,370,607

	Total long-term investments (cost $89,973,482)	111,030,700

SHORT-TERM INVESTMENTS 30.1%
Affiliated Money Market Mutual Fund 30.0%
34,775,896	Dryden Core Investment Fund - Taxable Money Market Series (cost $34,775,896 ; includes $27,235,979 of cash collateral received for securities on loan)(c)(d)	34,775,896

Principal Amount (000)
U.S. Government Security 0.1%
$105	United States Treasury Bill
	4.87% 06/21/07(e)	103,381

	Total short-term investments (cost $34,879,305)	34,879,277

	Total Investments (f) 125.9% (cost $124,852,787)(i)	145,909,977
	Liabilities in excess of other assets (25.9%)	(30,002,757)

	Net Assets 100%	$115,907,220

The following abbreviation are used in portfolio descriptions:

ADR – American Depositary Receipt.

RDU – Restricted Depositary Unit.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $26,436,959; cash collateral of $27,235,979 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(e)	Percentage quoted represent yield-to-maturity as of purchase date.
(f)	As of February 28, 2007, two securities representing $2,628,090 and 2.3% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	Indicates a security illiquid and restricted as to resale. The aggregate cost is $1,642,755. The aggregate market value of $1,577,884 is approximately 1.4% of net assets.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2007 were as follows:

Tax Basis Of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$126,051,205	$21,648,056	$1,789,284	$19,858,772

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 92.0%
COMMON STOCKS 91.2%
Biotechnology 32.9%
723,056	Acorda Therapeutics, Inc.(a)(b)	$15,697,546
217,200	Affymax, Inc.(a)	7,734,492
256,800	Alexion Pharmaceuticals, Inc.(a)(b)	9,470,784
2,468,600	Allos Therapeutics, Inc.(a)(b)	15,181,890
32,700	Amgen, Inc.(a)	2,101,302
2,021,500	Antisoma PLC (United Kingdom), 144A(a)	1,955,471
4,296,400	Antisoma PLC (United Kingdom)(a)	4,156,064
1,000,000	BioMarin Pharmaceutical, Inc.(a)(b)	17,030,000
363,500	Cephalon, Inc.(a)(b)	25,837,580
8,730,000	Conjuchem Biotechnologies, Inc. (Canada), 144A(a)	7,314,808
454,800	Cytori Therapeutics, Inc.(a)	2,546,880
192,500	Genentech, Inc.(a)	16,241,225
418,500	Gilead Sciences, Inc.(a)(b)	29,947,860
791,700	Incyte Corp.(a)	5,074,797
442,400	InterMune, Inc.(a)(b)	13,413,568
727,400	Keryx Biopharmaceuticals, Inc.(a)(b)	8,292,360
	Merrimack Pharmaceuticals, Inc., Private Placement
960,512	(cost $4,322,304; purchased 3/24/06)(a)(c)(d)(h)	4,322,304
1,228,700	MGI Pharma, Inc.(a)(b)	26,073,014
	Microbia, Inc., Private Placement, Series E
2,000,000	(cost $7,640,000; purchased 2/21/06)(a)(c)(d)(h)	12,500,000
	Microbia, Inc., Private Placement, Series F
160,000	(cost $1,000,000; purchased 2/01/07)(a)(c)(d)(h)	1,000,000
52,600	Momenta Pharmaceuticals, Inc.(a)(b)	644,876
454,900	Onyx Pharmaceuticals, Inc.(a)(b)	11,941,125
532,600	Progenics Pharmaceuticals, Inc.(a)(b)	14,779,650
963,800	Regeneron Pharmaceuticals, Inc.(a)	19,121,792
997,500	Vanda Pharmaceuticals, Inc.(a)(b)	23,999,850
258,500	Vertex Pharmaceuticals, Inc.(a)(b)	7,933,365

		304,312,603

Electrical Equipment 1.4%
137,600	First Solar, Inc.(a)(b)	6,570,400
172,500	Suntech Power Holdings Co., Ltd., ADR (China)(a)(b)	6,253,125

		12,823,525

Healthcare Equipment & Supplies 16.4%
120,800	Alcon, Inc.	15,054,096
145,800	Baxter International, Inc.	7,291,458
230,700	Beckman Coulter, Inc.	14,801,712
1,068,700	Boston Scientific Corp.(a)	17,430,497
110,400	Cynosure, Inc. (Class A)(a)	2,437,632
135,000	LifeCell Corp.(a)	3,222,450
433,800	Medtronic, Inc.	21,846,168
401,400	Mentor Corp.(b)	19,271,214

539,100	NxStage Medical, Inc.(a)(b)	6,603,975
261,600	Resmed, Inc.(a)(b)	12,499,248
351,590	St. Jude Medical, Inc.(a)	13,940,543
263,900	Stryker Corp.(b)	16,367,078
78,400	XTENT, Inc.(a)(b)	1,148,560

		151,914,631

Healthcare Providers & Services 13.7%
328,500	Aetna, Inc.	14,542,695
138,900	CIGNA Corp.	19,793,250
266,200	Henry Schein, Inc.(a)	13,887,654
336,500	Humana, Inc.(a)(b)	20,136,160
127,800	Laboratory Corp. of America Holdings(a)(b)	10,192,050
298,200	McKesson Corp.	16,627,632
327,700	Medco Health Solutions, Inc.(a)	22,155,797
118,700	WellPoint, Inc.(a)	9,423,593

		126,758,831

Healthcare Technology 5.5%
692,800	Allscripts Healthcare Solutions, Inc.(a)(b)	18,761,024
620,600	Cerner Corp.(a)(b)	32,339,466

		51,100,490

Life Sciences Tools & Services 1.5%
46,600	Techne Corp.(a)	2,624,512
205,300	Varian, Inc.(a)	11,174,479

		13,798,991

Pharmaceuticals 19.8%
450,000	Abbott Laboratories	24,579,000
975,000	Akorn, Inc.(a)(b)	5,762,250
166,300	BioMimetic Therapeutics, Inc.(a)	2,745,613
1,802,500	Impax Laboratories, Inc.(a)(b)	18,926,250
220,900	KV Pharmaceutical Co. (Class A)(a)(b)	5,445,185
361,300	Medicis Pharmaceutical Corp. (Class A)(b)	13,136,868
206,300	Merck & Co., Inc.	9,110,208
315,600	Novartis AG, ADR (Switzerland)	17,493,708
7,000	Novo-Nordisk A/S, ADR (Denmark)	598,570
12,100	Roche Holding AG (Switzerland)	2,158,303
284,700	Roche Holding Ltd., ADR (Switzerland)(a)(b)	25,341,375
289,700	Shire PLC, ADR (United Kingdom)	18,676,959
462,100	Wyeth	22,605,932
616,642	Xenoport, Inc.(a)(b)	15,897,031

		182,477,252

	Total common stocks (cost $621,854,704)	843,186,323

PREFERRED STOCKS(a) 0.5%
Biotechnology
200,000	Geneva Proteomics, Private Placement (cost $1,094,000; purchased 7/7/00)(c)(d)(h)	0

Pharmaceuticals 0.5%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (cost $4,900,000; purchased 6/13/06)(c)(d)(h)	4,270,000

	Total preferred stocks (cost $5,994,000)	4,270,000

Units
WARRANTS(a) 0.3%
Biotechnology 0.2%
48,000	Bioenvision, Inc., expiring 3/22/09, Private Placement (cost $0; purchased 3/15/04)(c)(d)(h)	1,265
4,365,000	Conjuchem Biotechnologies, Inc. (Canada), expiring 11/28/09, Private Placement (cost $382,727; purchased 11/22/06)(c)(d)(h)	1,382,286
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (cost $31,836; purchased 2/23/07)(c)(d)(h)	452,724
700,000	Insmed, Inc., expiring 11/8/09, Private Placement (cost $0; purchased 11/8/04)(c)(d)(h)	261,474

		2,097,749

Pharmaceuticals 0.1%
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (cost $0; purchased 3/8/06)(c)(d)(h)	578,701

	Total warrants (cost $414,563)	2,676,450

	Total long-term investments (cost $628,263,267)	850,132,773

Shares
SHORT-TERM INVESTMENTS 42.3%
Affiliated Money Market Mutual Fund 42.3%
390,852,816	Dryden Core Investment Fund - Taxable Money Market Series(e)(f) (cost $390,852,816; includes $335,040,784 of cash collateral received for securities on loan)	390,852,816

Principal Amount (000)
U.S. Government Securities
$105	United States Treasury Bill, 4.87%, 6/21/07(g) (cost $103,409)	103,381

	Total short-term investments (cost $390,956,225)	390,956,197

	Total Investments 134.3% (cost $1,019,219,492)(i)	1,241,088,970
	Liabilities in excess of other assets (34.3%)	(316,868,831)

	Net Assets 100.0%	$924,220,139

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $312,797,204; cash collateral of $335,040,784 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $19,370,867. The aggregate value of $24,768,754 is approximately 2.7% of net assets.
(d)	Indicates illiquid securities.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Percentage quoted represent yield-to-maturity as of purchase date.
(h)	As of February 28, 2007, ten securities representing $24,768,754 and 2.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,023,741,239	$222,491,930	$5,144,199	$217,347,731

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Utility Fund

Schedule of Investments

as of February 28, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS 98.0%
Communications Equipment 1.3%
2,464,300	Cisco Systems, Inc.(a)	$63,923,942

Construction & Engineering 1.2%
670,600	Fluor Corp.(b)	56,645,582

Diversified Telecommunication Services 9.9%
2,950,000	Alaska Communications Systems Group, Inc.	43,158,500
4,292,636	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	82,804,948
2,200,700	Citizens Communications Co.(b)	33,164,549
1,691,400	Consolidated Communications Holdings, Inc.	34,470,732
2,453,200	Elisa Oyj (Class A) (Finland)	72,460,398
3,430,600	Koninklijke (Royal) KPN NV (Netherlands)	52,934,913
690,500	Neuf Promesses (France)(a)	25,722,646
200,000	Neuf Promesses 144A (France)(a)(g)	7,450,441
1,849,600	Verizon Communications, Inc.(b)	69,230,528
3,430,824	Windstream Corp.(b)	51,633,901

		473,031,556

Electric Utilities 23.1%
1,764,700	Allegheny Energy, Inc.(a)	83,364,428
1,151,000	Cez AS (Czech Republic)	46,290,118
1,926,200	Cleco Corp.	50,466,440
2,902,600	DPL, Inc.(b)	87,571,442
2,432,400	Duke Energy Corp.	47,893,956
511,600	E.On AG (Germany)	67,059,233
2,677,700	Edison International	125,637,684
1,163,400	Entergy Corp.	114,827,580
1,016,100	Exelon Corp.	66,991,473
1,159,600	FirstEnergy Corp.	72,556,172
1,040,000	Fortum Oyj (Finland)	28,709,208
1,028,000	FPL Group, Inc.	60,723,960
2,658,600	PPL Corp.	101,079,972
2,786,900	Reliant Energy, Inc.(a)(b)	47,126,479
1,624,600	Scottish & Southern Energy PLC (United Kingdom)	45,853,715
3,670,559	Scottish Power PLC (United Kingdom)	55,152,469

		1,101,304,329

Electrical Equipment 0.5%
88,500	Evergreen Solar, Inc.(a)(b)	876,150
481,400	First Solar, Inc.(a)(b)	22,986,850

		23,863,000

Energy Equipment & Services 0.4%
317,900	Baker Hughes, Inc.(b)	20,698,469

Gas Utilities 12.6%
1,255,000	AGL Resources, Inc.	51,116,150
3,610,000	Enagas SA (Spain)	82,312,548
1,624,700	Energen Corp.	78,765,456
3,224,200	Equitable Resources, Inc.	137,576,614
1,356,100	ONEOK, Inc.	56,495,126
1,692,600	Questar Corp.	142,415,364
1,664,800	Southern Union Co.	48,778,640

		597,459,898

Independent Power Producers & Energy Traders 5.4%
1,100,500	AES Corp. (The)(a)	23,462,660
4,608,462	Drax Group PLC (United Kingdom)	64,719,233
2,188,100	NRG Energy, Inc.(a)(b)	144,939,744
650,000	Ormat Technologies, Inc.(b)	25,252,500

		258,374,137

Media 2.9%
1,720,300	EchoStar Communications Corp. (Class A)(a)	69,844,180
2,547,700	Virgin Media, Inc.	66,775,217

		136,619,397

Metals & Mining 0.4%
1,431,700	Alpha Natural Resources, Inc.(a)(b)	20,659,431

Multi-Utilities 5.5%
5,093,300	Aquila, Inc.(a)	21,086,262
1,947,000	Centerpoint Energy, Inc.(b)	34,734,480
487,000	RWE AG (Germany)	49,881,957
2,559,900	Sempra Energy(b)	153,721,995

		259,424,694

Oil, Gas & Consumable Fuels 17.0%
1,273,100	Alliance Holdings GP LP(b)	29,141,259
912,100	Atlas Pipeline Holdings LP(b)	23,440,970
1,865,700	CNX Gas Corp.(a)(b)	45,131,283
443,300	Copano Energy LLC	29,293,264
1,596,300	Crosstex Energy, Inc.(b)	51,799,935
3,235,300	El Paso Corp.	46,523,614
2,162,800	Energy Transfer Equity LP(b)	72,886,360
1,592,000	Enterprise GP Holdings LP(b)	58,394,560
749,200	Hess Corp.	39,745,060
	Linn Energy LLC
207,388	(cost $4,802,876; purchased 12/14/06)(d)(e)	5,855,666
	Linn Energy LLC, Units
184,726	(cost $5,197,143; purchased 12/14/06)(d)(e)	6,437,075
3,749,970	OPTI Canada, Inc. (Canada)(a)	62,969,742
1,000,000	Rentech Inc.(a)(b)	3,420,000
2,077,100	Spectra Energy Corp.	53,443,783
275,500	Targa Resources Partners LP(a)(b)	6,639,550

	Trident Resources Corp. (Canada)
2,345,594	(cost $34,626,921; purchased 12/4/03-3/9/06)(a)(d)(e)	20,054,668
5,221,100	Williams Cos., Inc.	140,813,068
	Williams Partners LP
2,062,269	(cost $25,814,242; purchased 12/8/06)(d)(e)	29,947,951
	Williams Partners LP, Class B
714,680	(cost $72,880,586; purchased 12/8/06)(d)(e)	84,635,519

		810,573,327

Real Estate Investment Trusts 1.2%
4,200,400	American Financial Realty Trust(b)	46,624,440
263,200	Digital Realty Trust, Inc.(b)	10,433,248

		57,057,688

Trading Companies & Distributors 1.0%
1,347,800	Aircastle Ltd.(b)	46,404,754

Water Utilites 0.2%
290,000	Consolidated Water Co., Inc.(b)	7,745,900

Wireless Telecommunication Services 15.4%
2,678,500	America Movil SA de CV, ADR, Series L (Mexico)	117,318,300
1,998,800	American Tower Corp. (Class A)(a)	77,433,512
960,200	Bouygues SA (France)	66,964,693
9,158,100	Dobson Communications Corp. (Class A)(a)(b)	81,323,928
2,119,700	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(a)(b)	66,240,625
639,296	Millicom International Celluar SA(a)(b)	45,965,382
1,833,000	NII Holdings, Inc.(a)(b)	129,849,720
2,341,600	Rogers Communications, Inc. (Canada)	76,438,345
2,605,901	Vodafone Group PLC, ADR (United Kingdom)(b)	72,704,638

		734,239,143

	Total common stocks (cost $3,220,107,031)	4,668,025,247

PREFERED STOCK & WARRANTS 0.1%
Oil, Gas & Consumable Fuels
	Trident Resources Corp., Series B
160,000	7.00%, expiring 3/10/13 @ $12.50 (cost $10,000,000; purchased 7/7/06)(a)(d)(e)	2,000,000

	Total long-term investments (cost $3,230,107,031)	4,670,025,247

SHORT-TERM INVESTMENT 15.5%
Affiliated Money Market Mutual Fund
740,076,510	Dryden Core Investment Fund - Taxable Money Market Series (cost $740,076,510; includes $626,187,650 of cash collateral received for securities on loan) (c)(f)	740,076,510

	Total Investments 113.6% (cost $3,970,183,541)(h)	5,410,101,757
	Liabilities in excess of other assets (13.6%)	(647,961,677)

	Net Assets 100.0%	$4,762,140,080

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $597,301,646; cash collateral of $626,187,650 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of February 28, 2007, six securities representing $148,930,879 or 3.1% of net assets were fair valued in accordance with policies adopted by the Board of Directors.
(e)	Indicates security is illiquid and restricted as to resale. The aggregate cost of such securities is $153,321,768. The aggregate market value of $148,930,879 is approximately 3.1% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$3,971,951,710	$1,493,005,789	$(54,855,742)	$1,438,150,047

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Jennison Technology Fund

Schedule of Investments

as of February 28, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS
Capital Markets 1.8%
136,700	TD Ameritrade Holdings Corp.(a)(b)	$2,187,200

Commercial Services & Supplies 5.7%
70,400	ChoicePoint, Inc.(a)	2,737,152
103,300	Paychex, Inc.	4,197,079

		6,934,231

Communications Equipment 21.0%
89,000	ADTRAN, Inc.	2,049,670
217,900	Avaya, Inc.(a)(b)	2,675,812
122,600	Cisco Systems, Inc.(a)	3,180,244
254,500	Comverse Technology, Inc.(a)	5,593,910
120,000	Nokia Corp., ADR (Finland)	2,619,600
49,700	Polycom, Inc.(a)	1,585,430
132,400	QUALCOMM, Inc.	5,333,072
16,900	Research In Motion Ltd. (a)	2,376,309

		25,414,047

Computers & Peripherals 5.5%
44,600	Apple, Inc.(a)	3,773,606
42,800	Hewlett-Packard Co.	1,685,464
13,000	International Business Machines Corp.	1,209,130

		6,668,200

Electronic Equipment & Instruments 5.8%
50,100	Amphenol Corp. (Class A)	3,233,454
130,700	Tektronix, Inc.	3,739,327

		6,972,781

Health Care Technology 2.2%
50,500	Cerner Corp.(a)(b)	2,631,555

Internet & Catalog Retail 3.1%
194,600	GSI Commerce, Inc.(a)(b)	3,722,698

Internet Software & Services 7.3%
80,600	Digital River, Inc.(a)(b)	4,464,434
9,800	Google, Inc. (Class A)(a)	4,404,610

		8,869,044

IT Services 1.0%
32,400	Checkfree Corp.(a)	1,228,608

Semiconductors & Semiconductor Equipment 14.3%
67,500	Broadcom Corp. (Class A)(a)	2,301,075
173,500	Integrated Device Technology, Inc.(a)	2,814,170
120,100	Intel Corp.	2,383,985
24,300	KLA-Tencor Corp.	1,257,282
196,400	Marvell Technology Group, Ltd.(a)	4,030,128
194,800	PMC - Sierra, Inc.(a)(b)	1,314,900
84,000	Teradyne, Inc.(a)(b)	1,354,080
59,300	Texas Instruments, Inc.	1,835,928

		17,291,548

Software 29.1%
110,100	Adobe Systems, Inc.(a)	4,321,425
76,400	Amdocs Ltd.(a)(b)	2,644,204
57,200	Autodesk, Inc.(a)	2,353,780
293,700	BEA Systems, Inc.(a)	3,503,841
162,600	Check Point Software Technologies, Ltd. (a)(b)	3,671,508
92,900	Citrix Systems, Inc.(a)	2,991,380
59,400	Electronic Arts, Inc.(a)	2,994,948
201,900	Microsoft Corp.(b)	5,687,523
257,300	Quest Software, Inc.(a)	4,199,136
318,600	TIBCO Software, Inc.(a)	2,883,330

		35,251,075

Wireless Telecommunication Services 3.1%
53,000	NII Holdings, Inc.(a)(b)	3,754,520

	Total long-term investments (cost $95,820,481)	120,925,507

SHORT-TERM INVESTMENT 18.8%
Affiliated Money Market Mutual Fund
22,740,251	Dryden Core Investment Fund - Taxable Money Market Series (cost $22,740,251; includes $22,168,241 of cash collateral received for securities on loan)(c)(d)	$22,740,251

	Total Investments 118.7% (cost $118,560,732) (e)	143,665,758
	Liabilities in excess of other assets (18.7%)	(22,610,264)

	Net Assets 100.0%	$121,055,494

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $21,349,210; cash collateral of $22,168,241 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$119,056,756	$25,461,468	$852,466	$24,609,002

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 28, 2007, the Financial Services, Health Sciences and Utility Funds held securities whose value required adjustments in accordance with such procedures.

The Financials Services, Health Sciences and Utility Funds held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 28, 2007 include registration rights. Restricted securities, including private placements, are valued pursant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 23, 2007

*	Print the name and title of each signing officer under his or her signature.